INCOME TAX EXPENSE (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Loss before income tax for the year from continuing operations	$ (1,177)	¥ (8,337)	¥ (23,338)	¥ (48,979)
(Loss)/profit before income tax for the year from a discontinued operation	(307)	(2,175)	6,906	(3,857)
Total	$ (1,484)	¥ (10,512)	¥ (16,432)	¥ (52,836)
Tax at the statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed income tax benefit	$ 371	¥ 2,628	¥ 4,108	¥ 13,209
Computed income tax benefit	(371)	(2,628)	(4,108)	(13,209)
Effect of different tax rates of the Company and certain subsidiaries	309	2,190	5,699	6,937
Tax losses with no deferred tax assets recognized	41	290	420	1,770
Non-deductible expenses	87	617	983	122
Statutory income			(201)
Deductible temporary differences with no deferred tax assets recognized	343	2,430	971
Utilization of previously unrecognized deductible temporary differences and tax losses	(286)	(2,021)	(1,774)	(150)
Write-off of unrecoverable deferred tax assets previously recognized			2,272	2,987
Preferential tax rate	13	95	14	2,215
Others	136	958	1,588	1,463
Total tax credit for the year from continuing operations				(5,095)
Total tax charge for the year from a discontinued operation	272	1,931	5,864	7,230
Income tax benefit	$ 272	¥ 1,931	¥ 5,864	¥ 2,135